OTHER REQUIRED DISCLOSURES (Financial debt reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (2,110,785)	$ (3,298,942)
Cash flows	(11,963)	1,098,408
Reclassifications	0	0
Effect of initial recognition under IFRS 16	(280,493)
Acquisitions - finance leases	(26,019)
Foreign exchange adjustments	(88,199)	(169,191)
Other non cash movements	(9,980)	258,940
Liabilities arising from financing activities, ending balance	(2,527,439)	(2,110,785)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(73,828)	(77,035)
Cash flows	53,850	7,565
Reclassifications	0	0
Effect of initial recognition under IFRS 16	(280,493)
Acquisitions - finance leases	(26,019)
Foreign exchange adjustments	(8,834)	(47,390)
Other non cash movements	(3,441)	43,032
Liabilities arising from financing activities, ending balance	(338,765)	(73,828)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(399,856)	(1,505,570)
Cash flows	231,967	1,492,568
Reclassifications	(306,262)	(459,520)
Effect of initial recognition under IFRS 16	0
Acquisitions - finance leases	0
Foreign exchange adjustments	(79,365)	(121,801)
Other non cash movements	(6,266)	194,467
Liabilities arising from financing activities, ending balance	(559,782)	(399,856)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,637,101)	(1,716,337)
Cash flows	(297,780)	(401,725)
Reclassifications	306,262	459,520
Effect of initial recognition under IFRS 16	0
Acquisitions - finance leases	0
Foreign exchange adjustments	0	0
Other non cash movements	(273)	21,441
Liabilities arising from financing activities, ending balance	$ (1,628,892)	$ (1,637,101)